RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	12 Months Ended
Mar. 31, 2024
Restructuring, Integration and Acquisition costs [Abstract]
RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS

	2024	2023
Integration and acquisition costs	$79.9	$65.8
Severances and other employee related costs	31.2	2.0
Impairment of non-financial assets – net	19.2	1.8
Other costs	1.1	2.8
Impairment reversal of non-financial assets following their repurposing and optimization	—	(9.8)
Total restructuring, integration and acquisition costs	$131.4	$62.6

On February 16, 2024, concurrent with the sale of its Healthcare business, the Company announced that it will further streamline its operating model and portfolio, optimize its cost structure and create efficiencies. For the year ended March 31, 2024, costs related to this restructuring program totalled $39.3 million and included $15.8 million of severances and other employee related costs and $16.8 million of impairment of intangible assets related to the termination of certain product offerings within the Civil Aviation segment.

For the year ended March 31, 2024, restructuring, integration and acquisition costs associated with the fiscal 2022 acquisition of AirCentre amounted to $76.8 million (2023 – $48.9 million) and those related to the fiscal 2022 acquisition of L3H MT amounted to $12.9 million (2023 – $17.6 million).
For the year ended March 31, 2023, restructuring, integration and acquisition costs include gains on the reversal of impairment of an intangible asset of $6.8 million in the Defense and Security segment and property, plant and equipment of $3.0 million in the Civil Aviation segment, following their repurposing and optimization and new customer contracts and opportunities.